Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Investments in Financial Instruments
Schedule of carrying value and estimated fair value of financial instruments

	2025				2024
	Carrying Amount		Fair Value		Carrying Amount		Fair Value
Assets:
Cash and cash equivalents	Ps.	27,607,244	Ps.	27,607,244	Ps.	46,193,173	Ps.	46,193,173
Short-term investments		11,397,798		11,397,798		—		—
Trade accounts receivable, net		5,720,759		5,720,759		6,175,819		6,175,819
Long-term loan and interest receivable from GTAC (see Note 10)		1,030,233		1,033,922		1,024,371		1,031,497
Open-Ended Fund (see Note 9)		817,332		817,332		784,769		784,769
Publicly traded equity instruments (see Note 9)		2,608,027		2,608,027		1,709,942		1,709,942

Liabilities:
Senior Notes due 2025, 2032 and 2040	Ps.	16,214,850	Ps.	15,154,885	Ps.	23,361,664	Ps.	22,806,032
Senior Notes due 2045		14,244,025		9,438,233		16,499,319		11,969,101
Senior Notes due 2037 and 2043		10,725,690		6,858,590		10,725,690		6,794,877
Senior Notes due 2026 and 2046		19,583,791		15,790,836		22,684,545		19,734,233
Senior Notes due 2049		11,907,609		7,889,506		13,792,972		10,280,454
Notes due 2027		4,500,000		4,483,980		4,500,000		4,252,725
Long-term loans payable to Mexican banks		10,000,000		10,083,966		12,650,000		12,777,242
Lease liabilities		5,435,988		5,595,514		5,386,639		5,454,171

Schedule of financial assets and liabilities measured at fair value

Financial assets and liabilities measured at fair value as of December 31, 2025 and 2024:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2025		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	817,332	Ps.	—	Ps.	817,332	Ps.	—
Publicly traded equity instruments		2,608,027		2,608,027		—		—
	Ps.	3,425,359	Ps.	2,608,027	Ps.	817,332	Ps.	—
Liabilities:
Derivative financial instruments	Ps.	413,188	Ps.	—	Ps.	413,188	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2024		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	784,769	Ps.	—	Ps.	784,769	Ps.	—
Publicly traded equity instruments		1,709,942		1,709,942		—		—
Derivative financial instruments		2,001,051		—		2,001,051		—
Total	Ps.	4,495,762	Ps.	1,709,942	Ps.	2,785,820	Ps.	—

Derivatives
Investments in Financial Instruments
Schedule of carrying value and estimated fair value of financial instruments

			Notional
			Amount
December 31, 2025:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Liabilities:
Derivatives recorded as accounting hedges (cash flow hedges):
Forwards (a)	Ps.	267,224	U.S.$	388,220	January through November 2026
Derivatives not recorded as accounting hedges:
TVI’s Forwards (b)		11,671	U.S.$	6,900	February through April 2026
Empresas Cablevision’s Forwards (c)		13,070	U.S.$	7,500	March through April 2026
Cablemás’s Forwards (d)		46,840	U.S.$	31,600	January through May 2026
Sky’s Forwards (e)		41,960	U.S.$	23,500	January through May 2026
Forwards (f)		32,423	U.S.$	20,000	January through May 2026
Total liabilities	Ps.	413,188

			Notional
			Amount
December 31, 2024:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
Forwards (a)	Ps.	1,975,071	U.S.$	592,005	January 2025 through January 2026
Derivatives not recorded as accounting hedges:
TVI’s Forwards (b)		4,408	U.S.$	8,000	January through March 2025
Empresas Cablevision’s Forwards (c)		2,502	U.S.$	4,000	February through March 2025
Cablemás’s Forwards (d)		2,180	U.S.$	5,000	January 2025
Sky’s Forwards (e)		8,072	U.S.$	15,000	March 2025
Forwards (f)		8,818	U.S.$	14,000	January through March 2025
Total assets	Ps.	2,001,051

(a)	As of December 31, 2025 and 2024, the Company had entered into derivative contracts of foreign currency (forwards) to fix the exchange rate for the purchase of U.S.$388 million and U.S.$592 million, respectively, at an average exchange rate of Ps.18.8517 and Ps.18.0059, respectively. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative income of Ps.2,242,294 and Ps.1,857,456 respectively, for this transaction agreement in other comprehensive income or loss as of December 31, 2025 and 2024, respectively. As a result of the change in fair value of these agreements in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(747,698) and Ps.456,559, in consolidated other finance income or expense, respectively.
(b)	As of December 31, 2025 and 2024, TVI had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$7 million and U.S.$8 million, respectively, at an average rate of Ps.19.8344 and Ps.20.4503, respectively. As a result of the change in fair value of these agreements in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(58,536) and Ps.39,791, in consolidated other finance income or expense, respectively.
(c)	As of December 31, 2025 and 2024, Empresas Cablevisión had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$8 million and U.S.$4 million, respectively, at an average rate of Ps.19.9257 and Ps.20.4637, respectively. As a result of the change in fair value of these agreements in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(44,919) and Ps.36,474, in consolidated other finance income or expense, respectively.
(d)	As of December 31, 2025 and 2024, Cablemás had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$32 million and U.S.$5 million, respectively, at an average rate of Ps.19.6552 and Ps.20.4915, respectively. As a result of the change in fair value of these agreements in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(76,178) and Ps.2,181, in consolidated other finance income or expense, respectively.
(e)	As of December 31, 2025 and 2024, Sky had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$24 million and U.S.$15 million, respectively, at an average rate of Ps.19.9350 and Ps.20.4548, respectively. As a result of the change in fair value of these agreements in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(120,308) and Ps.82,065, in consolidated other finance income or expense, respectively.
(f)	As of December 31, 2025 and 2024, the Company had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$20 million and U.S.$14 million, respectively, at an average rate of Ps.19.7829 and Ps.20.4645, respectively. As a result of the change in fair value of these agreements, in the years ended December 31, 2025 and 2024, the Company recorded a (loss) income of Ps.(145,470) and Ps.149,593, in consolidated other finance income or expense, respectively.